CRM Mutual Fund Trust

300 First Stamford Place, Suite 440

Stamford, Connecticut 06902-6765

November 3, 2025

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: CRM Mutual Fund Trust

File Nos. 333-123998; 811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the CRM Mutual Fund Trust (the “Trust”), as certification that the Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 42 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically with the U.S. Securities Exchange Commission on October 24, 2025 (Accession No. 0001580642-25-006726).

If you have any questions concerning this filing, please contact the undersigned at (513) 577-1693.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary